Discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Discontinued operations
Inventories	€ 2,067		€ 3,869
Revenue	10,327	€ 9,981	189,923
Cost of sales	6,450	6,208	160,448
Gross profit	3,877	3,773	29,475
General administrative expenses	7,906	11,596	46,739
Selling expenses	2,394	1,949	9,860
Other operating income	733	366	3,209
Operating income	(10,459)	(13,870)	€ (44,438)
Finance costs, net	620	259
Profit (loss) before tax	(11,079)	(14,129)
Income tax expenses	4
Income for the period	4,601	9,240
Cash flow from discontinued operations
Net cash flow from operating activities	2,835	8,962
Net cash flow from/ (used in) investing activities	575	(1,770)
Net cash flow used in financing activities	(409)	(275)
COVID 19 Segment Discontinued Operations
Discontinued operations
Inventories	0
Revenue	19,463	54,979
Cost of sales	15,200	44,547
Gross profit	4,263	10,432
General administrative expenses	302	999
Selling expenses	7	193
Other operating income	706
Operating income	4,660	9,240
Finance costs, net	46
Profit (loss) before tax	4,614	9,240
Income tax expenses	13
Income for the period	4,601	9,240
Total comprehensive income, attributable to equity holders of the parent	€ 4,601	€ 9,240
Net income per share - Basic and diluted (in EUR)
Basic earnings (loss) per share from discontinued operations (in EUR)	€ 0.20	€ 0.41
Diluted earnings (loss) per share from discontinued operations (in EUR)	€ 0.20	€ 0.41
Cash flow from discontinued operations
Net cash flow from operating activities	€ 2,835	€ 8,962
Net cash flow from/ (used in) investing activities	575	(1,770)
Net cash flow used in financing activities	(409)	€ (275)
COVID 19 Segment Discontinued Operations | Increase (decrease) due to retrospective correction of classification error
Discontinued operations
Cost of sales	(1,192)
General administrative expenses	999
Selling expenses	€ 193